Earnings Per Share - Additional information (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Warrants
Earnings per share [line items]
Number of potential shares that are antidilutive in period	92,593	0	0